Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liability - Schedule of Lease Liability Recognized (Details) [Line Items]
Balance		$ 135,337	$ 330,821
Additions	272,274
Reclass to Accounts payable	(72,000)		(180,000)
Total	216,000
Accrued interest	6,682	4,663	25,942
Lease payables transferred back from AP for cash settlement		160,000
Cash payments	(347)	(300,000)	(60,000)
Movement in exchange rates			18,574
Balance	206,956		$ 135,337
Not later than one year [Member]
Lease Liability - Schedule of Lease Liability Recognized (Details) [Line Items]
Total	72,000
Later than one year and not later than two years [Member]
Lease Liability - Schedule of Lease Liability Recognized (Details) [Line Items]
Total	$ 144,000